Risk Management - Additional information (Detail) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
A1 Percentage Depreciation [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized foreign (loss) gain	€ 48